Fair Value Measurements (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 ₪ / shares
Fair Value Measurements (Details) [Line Items]
Fair value (in Dollars) | $	$ 7,387
IPO [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)		$ 16
Warrant E-1 [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price		$ 15.95
Expected volatility		78.07%
Risk free interest rates		0.76%
Dividend yield		0.00%
Expected term		4 years 2 months 1 day
Fair value (in Dollars) | $		$ 1,868
Warrants outstanding (in Shares) | shares	200,596
Series D-2 Preferred Shares | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)		$ 16
Warrant D-2 [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price		$ 9.24
Expected volatility		82.48%
Risk free interest rates		0.46%
Warrants exercised into ordinary shares (in Shares) | shares	1,069,850
Convertible Preferred D-2 Shares [Member]
Fair Value Measurements (Details) [Line Items]
Fair value (in Dollars) | $		$ 20,930
Convertible Preferred D-2 Shares [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Dividend yield		0.00%
Expected term		7 months 6 days
Convertible Preferred A shares [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)	$ 16.00
Series A Preferred Share Warrants [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price | ₪ / shares			₪ 0.84
Dividend yield		0.00%
Warrant A [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price		$ 0.23
Fair value of series A Preferred share warrants (in Dollars) | $		$ 816
Ordinary share issued from exercise (in Shares) | shares	53,775
Series A Preferred shares [Member]
Fair Value Measurements (Details) [Line Items]
Warrants exercised shares (in Shares) | shares	53,775